Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 14,829,830	$ 11,001,974
Accumulated depreciation	(8,762,492)	(6,640,998)
Property and equipment, net	6,067,338	4,360,976
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	9,160,462	6,123,356
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	2,205,517	1,978,542
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	650,842	609,853
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	784,317	567,846
Computer software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	470,761	258,802
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,557,931	$ 1,463,575